Other current and non-current assets - Other non-current assets (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Jun. 30, 2025
Other current and non-current assets
Other non-current receivables		€ 1
Non-current deposits	€ 3,624	5,186
Non-current prepaid expenses	5,365	6,691
Net investment in sublease - non-current	9,751
Total other non-current assets	€ 18,739	€ 11,878